Own shares	12 Months Ended
Mar. 31, 2020
Equity [abstract]
Own shares
Own shares

 Significant accounting policies that apply to own shares
Own shares are recorded at cost and deducted from equity. When shares held for the beneficial ownership of employees vest unconditionally or are cancelled they are transferred from the own shares reserve to retained earnings at their weighted average cost.

	Treasury shares[a]		Employee share ownership trust[a]		Total
	millions	£m	millions	£m	millions	£m
At 31 March 2018	46	(145)	12	(41)	58	(186)
Own shares purchased[b]	—	—	5	(9)	5	(9)
Share options exercised[b]	(1)	2	—	—	(1)	2
Executive share awards vested	—	—	(8)	26	(8)	26
At 1 April 2019	45	(143)	9	(24)	54	(167)
Own shares purchased[b]	41	(80)	3	(6)	44	(86)
Share options exercised[b]	—	—	—	—	—	—
Executive share awards vested	—	—	(8)	22	(8)	22
Conversion of ADR shares[c]	—	—	3	(6)	3	(6)
At 31 March 2020	86	(223)	7	(14)	93	(237)

[a]
At 31 March 2020, 85,921,056 shares (2018/19: 45,308,559) with an aggregate nominal value of £4m (2018/19: £2m) were held at cost as treasury shares and 7,255,789 shares (2018/19: 9,021,714) with an aggregate nominal value of £nil (2018/19: £nil) were held in the Trust.

[b]
See group cash flow statement on page 128. The cash paid for the repurchase of ordinary shares was £86m (2018/19: £9m). The cash received for proceeds on the issue of treasury shares was £2m (2018/19: £5m).

[c]	Conversion of American depositary receipts to ordinary shares following delisting from the NYSE and termination of BT's ADR programme from the US Securities Exchange Commission registration.
The treasury shares reserve represents BT Group plc shares purchased directly by the group. The BT Group Employee Share Ownership Trust (the Trust) also purchases BT Group plc shares.
The treasury shares and the shares in the Trust are being used to satisfy our obligations under employee share plans. Further details on these plans are provided in note 22.